Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of weighted-average Black-Scholes assumptions
	For the Years Ended December 31,
	2015	2014
Expected life	2 years	6 years
Risk free interest rate	0.71%	2.37%
Expected volatility	80%	80%
Expected dividend yield	0%	0%
Forfeiture rate	0%	0%

Schedule of antidilutive securities excluded from computation of earnings per share

	December 31,	December 31,*
	2015	2014
Options	3,724,083	2,609,811
Warrants	7,936,391	933,617
Series B Preferred Stock	-	5,400,000
Totals	11,660,474	8,943,428

* December 31, 2014, excludes the impact of Put agreements, which subscribed Series B shareholders of the Company to purchase additional shares and warrants contingent upon, and concurrently with, completion of the IPO (see Note 10).